Accruals	12 Months Ended
Dec. 31, 2023
Schedule Of Accurals
Accruals	15. Accruals
	2023	2022
	USD	USD
Statutory accruals	32,425	17,866
Other accruals	25,759	16,120
	58,184	33,986